Dec. 30, 2020
10.31 Targeted International Funds Retail Combo PRO-18
Supplement to theFidelity's Targeted International Equity Funds®December 30, 2020Prospectus
10.31 Targeted International Funds Retail Combo PRO-18 | Fidelity Emerging Markets Fund
Geographic Concentration in China. Because the fund concentrates its investments in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds.
Year-by-Year Returns
Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.